Pension Plans (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Defined Benefit Plans Disclosures

The funded status of the defined benefit pension plans, a substantial portion of which consists of domestic pension plans, as of March 31, 2010 and 2011 is as follows:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Change in benefit obligation:
Benefit obligation at beginning of year	¥57,094	¥56,390	$679
Service cost	3,255	3,104	37
Interest cost	1,265	1,355	16
Plan amendments	210	0	0
Actuarial loss (gain)	(3,229)	1,147	14
Foreign currency exchange rate change	(144)	(415)	(5)
Benefits paid	(1,830)	(2,423)	(29)
Plan Settlements	(64)	(231)	(3)
Other	(167)	(338)	(4)

Benefit obligation at end of year	56,390	58,589	705

Change in plan assets:
Fair value of plan assets at beginning of year	74,111	85,967	1,033
Actual return on plan assets	9,382	(449)	(5)
Employer contribution	4,291	2,556	30
Benefits paid	(1,713)	(2,362)	(28)
Foreign currency exchange rate change	(104)	(277)	(3)
Plan settlements	0	(39)	0

Fair value of plan assets at end of year	85,967	85,396	1,027

The funded status of the plans	¥29,577	¥26,807	$322

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	¥32,589	¥29,125	$350
Accrued benefit liability included in accrued expenses	(3,012)	(2,318)	(28)

Net amount recognized	¥29,577	¥26,807	$322

Defined Benefit Plans Amounts Recognized in Accumulated Other Comprehensive Income

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2010 and 2011 consisted of:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Net prior service credit	¥10,095	¥8,910	$107
Net actuarial loss	(25,010)	(27,257)	(328)
Net transition obligation	(381)	(382)	(4)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(15,296)	¥(18,729)	$(225)

Pension, Net Periodic Benefit Costs, Disclosure

Net pension cost of the plans for fiscal 2009, 2010 and 2011 consists of the following:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Service cost	¥3,049	¥3,255	¥3,104	$37
Interest cost	1,327	1,265	1,355	16
Expected return on plan assets	(2,033)	(1,747)	(2,025)	(24)
Amortization of transition obligation	(3)	(3)	(4)	0
Amortization of net actuarial loss	724	2,098	1,036	12
Amortization of prior service credit	(1,208)	(1,209)	(1,193)	(14)
Plan curtailments and settlements	0	3	0	0

Net periodic pension cost	¥1,856	¥3,662	¥2,273	$27

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) Table

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2009, 2010 and 2011 are summarized as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Current year actuarial gain (loss)	¥(19,970)	¥11,275	¥(3,446)	$(41)
Amortization of net actuarial loss	724	2,098	1,036	12
Prior service credit due to amendments	(63)	(183)	8	0
Amortization of prior service credit	(1,208)	(1,209)	(1,193)	(14)
Amortization of transition obligation	(3)	(3)	(4)	0
Plan curtailments and settlements	0	3	0	0
Foreign currency exchange rate change	60	69	166	2

Total recognized in other comprehensive income (loss), pre-tax	¥(20,460)	¥12,050	¥(3,433)	$(41)

Defined Benefit Pension Plan Assumptions Used Calculating Benefit Obligations and Net Periodic Benefit Cost

Significant assumptions of domestic and overseas pension plans used to determine these amounts are as follows:

Domestic	2009	2010	2011
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.9%	2.1%	2.1%
Rate of increase in compensation levels	5.8%	5.9%	6.1%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.2%	1.9%	2.1%
Rate of increase in compensation levels	6.2%	5.8%	5.9%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas	2009	2010	2011
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate.	7.1%	6.0%	5.5%
Rate of increase in compensation levels	0.6%	0.8%	0.8%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	6.5%	7.1%	6.0%
Rate of increase in compensation levels	0.7%	0.6%	0.8%
Expected long-term rate of return on plan assets	8.2%	8.1%	8.1%

Pension Plans Fair Value, Assets Measured on Recurring Basis

The fair value of pension plan assets at March 31, 2010 and 2011, by asset category, are as follows:

March 31, 2010

	Millions of yen
	Total	Level 1	Level 2	Level 3
Equity securities:
Japan
Japanese companies (1)	¥903	¥903	¥0	¥0
Pooled funds (2)	19,335	0	19,335	0
Other than Japan
Pooled funds (3)	11,514	0	11,514	0

Debt securities:
Japan
Pooled funds (4)	25,847	0	25,847	0
Other than Japan
Asset backed securities	1,060	0	1,060	0
Pooled funds (5)	7,416	0	7,416	0

Alternative investments:
Pooled funds (6)	11,122	0	6,394	4,728

Other assets:
Life insurance company general accounts (7)	5,291	0	5,291	0
Others (8)	3,479	0	3,479	0

	¥85,967	¥903	¥80,336	¥4,728

(1)	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥36 million at March 31, 2010.
(2)	These funds invest in listing shares only.
(3)	These funds invest in listing shares only.
(4)	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
(5)	These funds invest mainly in foreign government bonds.
(6)	These funds invest in hedge funds as alternative investments.
(7)	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
(8)	Others include mainly short-term instruments.

March 31, 2011

	Millions of yen
	Total	Level 1	Level 2	Level 3
Equity securities:
Japan
Japanese companies (1)	¥1,016	¥1,016	¥0	¥0
Pooled funds (2)	18,690	0	18,690	0
Other than Japan
Pooled funds (3)	11,864	0	11,864	0

Debt securities:
Japan
Pooled funds (4)	25,468	0	25,468	0
Other than Japan
Asset backed securities	1,076	0	1,076	0
Pooled funds (5)	7,655	0	7,655	0

Alternative investments:
Pooled funds (6)	11,633	0	6,685	4,948

Other assets:
Life insurance company general accounts (7)	5,386	0	5,386	0
Others (8)	2,608	0	2,608	0

	¥85,396	¥1,016	¥79,432	¥4,948

March 31, 2011

	Millions of U.S. dollars
	Total	Level 1	Level 2	Level 3
Equity securities:
Japan
Japanese companies (1)	$12	$12	$0	$0
Pooled funds (2)	225	0	225	0
Other than Japan
Pooled funds (3)	143	0	143	0

Debt securities:
Japan
Pooled funds (4)	306	0	306	0
Other than Japan
Asset backed securities	13	0	13	0
Pooled funds (5)	92	0	92	0

Alternative investments:
Pooled funds (6)	140	0	80	60

Other assets:
Life insurance company general accounts (7)	65	0	65	0
Others (8)	31	0	31	0

	$1,027	$12	$955	$60

(1)	Equity securities of Japanese companies in which the Company and certain subsidiaries invest as pension plan assets include units of ORIX JREIT Inc. in the amounts of ¥34 million ($0 million) at March 31, 2011.
(2)	These funds invest in listing shares only.
(3)	These funds invest in listing shares only.
(4)	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds.
(5)	These funds invest mainly in foreign government bonds.
(6)	These funds invest in hedge funds as alternative investments.
(7)	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
(8)	Others include mainly short-term instruments.

Pension and Postretirement Plan Assets By Fair Value Hierarchy, Unobservable Input Reconciliation

The following table represents the reconciliation for the Level 3 plan assets during fiscal 2010 and 2011:

	Alternative investments
	Pooled funds
	2010	2011	2011
	Millions of yen	Millions of yen	Millions of U.S. dollars
Balance at beginning of year	¥3,514	¥4,728	$57
Realized and unrealized return on plan assets	453	220	3
Purchases, sales and redemptions, net	761	0	0

Balance at end of year	¥4,728	¥4,948	$60

Defined Benefit Plans Expected Future Benefit Payments Disclosure

At March 31, 2011, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥1,878	$23
2013	1,462	18
2014	1,506	18
2015	1,607	19
2016	1,711	22
2017-2021	10,930	130

Total	¥19,094	$230